Unaudited Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating revenues
Dayrate revenue	$ 87.7	$ 49.4	$ 151.0	$ 96.8
Related party revenue	17.6	5.4	36.3	6.4
Total operating revenues	105.3	54.8	187.3	103.2
Gain on disposal	0.7	0.8	0.7	0.7
Operating expenses
Rig operating and maintenance expenses	(65.5)	(47.4)	(121.1)	(96.2)
Depreciation of non-current assets	(29.5)	(26.4)	(59.0)	(54.8)
Impairment of non-current assets	(124.4)	0.0	(124.4)	0.0
General and administrative expenses	(9.6)	(7.8)	(18.8)	(19.5)
Total operating expenses	(229.0)	(81.6)	(323.3)	(170.5)
Operating loss	(123.0)	(26.0)	(135.3)	(66.6)
Other non-operating income	2.0	0.0	2.0	0.0
(Loss) / income from equity method investments	(1.1)	(5.7)	0.0	10.3
Financial income (expenses), net
Interest income	3.9	0.0	3.9	0.0
Interest expense, net of amounts capitalized	(30.5)	(23.9)	(57.7)	(45.7)
Other financial expenses, net	(10.3)	(5.3)	(18.4)	(11.0)
Total financial expenses, net	(36.9)	(29.2)	(72.2)	(56.7)
Loss before income taxes	(159.0)	(60.9)	(205.5)	(113.0)
Income tax (expense) / credit	(6.3)	1.0	(11.1)	(1.3)
Net loss attributable to shareholders of Borr Drilling Limited	(165.3)	(59.9)	(216.6)	(114.3)
Total comprehensive loss attributable to shareholders of Borr Drilling Limited	$ (165.3)	$ (59.9)	$ (216.6)	$ (114.3)
Earnings Per Share [Abstract]
Basic loss per share (in dollars per share)	$ (1.09)	$ (0.44)	$ (1.45)	$ (0.86)
Diluted loss per share (in dollars per share)	$ (1.09)	$ (0.44)	$ (1.45)	$ (0.86)
Weighted-average shares outstanding, basic (in shares)	152,284,619	137,218,175	149,051,857	133,181,777
Weighted-average shares outstanding, diluted (in shares)	152,284,619	137,218,175	149,051,857	133,181,777